The Company	12 Months Ended
Dec. 31, 2017
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The Company

Note 1: The Company

Celyad SA (“the Company”) and its subsidiaries (together, “the Group”) is a clinical-stage biopharmaceutical company focused on the development of specialized CAR-T cell-based therapies. Celyad utilizes its expertise in cell engineering to target cancer. Celyad’s Natural Killer Receptor based T-Cell (CAR-T NKR) platform has the potential to treat a broad range of solid and hematologic tumors.

Celyad SA was incorporated on July 24, 2007 under the name “Cardio3 BioSciences”. Celyad is a limited liability company (“Société Anonyme”) governed by Belgian law with its registered office at Axis Parc, Rue Edouard Belin 12, B-1435 Mont-Saint-Guibert, Belgium (company number 0891.118.115). The Company’s ordinary shares are listed on Euronext Brussels and Euronext Paris regulated markets and the Company’s ADS are listed on the NASDAQ Global Market under the ticker symbol CYAD.

The group has four fully owned subsidiaries of which Biological Manufacturing Services SA is located in Belgium, and Celyad Inc., CorQuest Medical, Inc.; and OnCyte, LLC in the United Sates.

These consolidated financial statements of Celyad for the three years ended December 31, 2017 include Celyad SA and its subsidiaries. These statements were approved by the Board of Directors on April 5, 2018.